UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

SECTOR WEIGHTINGS†
	Long	Short	Net
Retail	19.9%	(3.3)%	16.6%
Residential	12.5	(3.2)	9.3
Office	19.7	(10.7)	9.0
Diversified Real Estate Activities	6.9	0.0	6.9
Real Estate Operating Company	5.1	0.0	5.1
Specialized	13.1	(8.3)	4.8
Industrial	5.8	(1.4)	4.4
Diversified	12.1	(8.3)	3.8
Real Estate Services	3.2	0.0	3.2
Hotels, Resorts & Cruise Lines	1.8	0.0	1.8
Residential: Apartments	1.1	0.0	1.1
Homebuilding	1.0	0.0	1.0
Exchange Traded Funds	0.0	(5.8)	(5.8)

Total			61.2
Other Assets and Liabilities, Net			38.8

			100.0%

†	As a percentage of the Fund’s Net Assets

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 102.2%

COMMON STOCK — 102.2%
	Shares	Value

DIVERSIFIED — 12.1%
Activia Properties (Japan)	829	$7,100,733
Australand Property Group (Australia)	660,502	2,567,782
Dexus Property Group (Australia)	7,848,608	9,397,825
Lexington Realty Trust	772,800	9,899,568
Liberty Property Trust (A)	492,219	21,160,495
Mapletree Greater China Commercial Trust (Singapore) *	7,600,200	6,880,103
Mirvac Group (Australia)	2,631,925	4,829,471

		61,835,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

DIVERSIFIED REAL ESTATE ACTIVITIES — 6.9%
CapitaLand (Singapore)	4,168,937	$12,658,784
Henderson Land Development (Hong Kong)	674,000	4,881,194
Mitsubishi Estate (Japan)	170,000	5,519,311
New World Development (Hong Kong)	2,870,000	5,007,609
Sun Hung Kai Properties (Hong Kong)	519,900	7,516,966

		35,583,864

HOMEBUILDING — 1.0%
Taylor Morrison Home, Cl A *	199,200	5,135,376

HOTELS, RESORTS & CRUISE LINES — 1.8%
Starwood Hotels & Resorts Worldwide	147,000	9,484,440

INDUSTRIAL — 5.8%
DCT Industrial Trust	1,388,300	10,870,389
Prologis	450,201	18,885,932

		29,756,321

OFFICE — 19.7%
Boston Properties (A)	120,700	13,208,201
Brandywine Realty Trust	520,576	7,772,200
CommonWealth	368,100	8,219,673
Douglas Emmett (A)	688,254	18,011,607
Highwoods Properties (A)	169,025	6,935,096
Kilroy Realty (A)	369,400	20,904,346
Parkway Properties	232,200	4,233,006
SL Green Realty (A)	237,837	21,571,816

		100,855,945

REAL ESTATE OPERATING COMPANY — 5.1%
Global Logistic Properties (Singapore)	2,924,000	6,552,115
LEG Immobilien (Germany)	122,000	6,715,921
NTT Urban Development (Japan)	3,568	5,270,472

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE OPERATING COMPANY — continued
Swire Properties (Hong Kong)	2,154,600	$7,690,885

		26,229,393

REAL ESTATE SERVICES — 3.2%
Realogy Holdings *	345,300	16,574,400

RESIDENTIAL — 12.5%
BRE Properties (A)	326,944	16,504,133
Campus Crest Communities	339,900	4,643,034
Post Properties (A)	254,328	12,571,433
Sun Communities	198,400	10,148,160
UDR (A)	825,725	20,296,321

		64,163,081

RESIDENTIAL: APARTMENTS — 1.1%
American Homes 4 Rent, Cl A * (B) (C)	312,500	5,578,125

RETAIL — 19.9%
CBL & Associates Properties	408,600	9,863,604
DDR (A)	681,259	12,494,290
Federation Centres (Australia)	3,674,123	9,903,297
Frasers Centrepoint Trust (Singapore)	2,916,347	5,327,418
General Growth Properties (A)	996,334	22,636,708
Macerich (A)	294,344	20,618,797
Mapletree Commercial Trust (Singapore)	4,876,700	5,800,410
Westfield Retail Trust (Australia)	4,504,221	15,409,423

		102,053,947

SPECIALIZED — 13.1%
CubeSmart	526,400	9,248,848
EPR Properties	90,500	5,116,870
Healthcare Trust of America, Cl A	397,900	4,965,792
Host Hotels & Resorts (A)	1,208,059	22,071,238
Japan Hotel REIT Investment (Japan)	10,927	4,618,068
Sunstone Hotel Investors *	838,300	10,403,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

SPECIALIZED — continued
Weyerhaeuser	345,000	$10,525,950

		66,950,069

TOTAL COMMON STOCK (Cost $464,942,377)		524,200,938

TOTAL INVESTMENTS — 102.2% (Cost $464,942,377)		$524,200,938

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (41.0)%

COMMON STOCK — (35.2)%
	Shares	Value

DIVERSIFIED — (8.3)%
American Assets Trust	(172,546)	$(5,825,153)
First Potomac Realty Trust	(523,315)	(8,373,040)
PS Business Parks	(263,800)	(21,051,240)
WP Carey	(103,400)	(7,291,768)

		(42,541,201)

INDUSTRIAL — (1.4)%
STAG Industrial	(326,744)	(7,201,438)

OFFICE — (10.7)%
Alexandria Real Estate Equities	(153,200)	(11,148,364)
Coresite Realty	(172,600)	(6,244,668)
Corporate Office Properties Trust	(468,100)	(13,570,219)
Franklin Street Properties	(757,070)	(11,560,459)
Piedmont Office Realty Trust, Cl A	(594,814)	(12,205,583)

		(54,729,293)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

RESIDENTIAL — (3.2)%
Camden Property Trust	(195,800)	$(14,164,172)
Home Properties	(33,414)	(2,153,867)

		(16,318,039)

RETAIL — (3.3)%
Acadia Realty Trust	(167,100)	(4,770,705)
CFS Retail Property Trust Group (Australia)	(3,227,585)	(7,361,276)
Equity One	(199,300)	(5,080,157)

		(17,212,138)

SPECIALIZED — (8.3)%
Extra Space Storage	(212,000)	(9,238,960)
LaSalle Hotel Properties	(290,300)	(7,527,479)
Medical Properties Trust	(440,700)	(7,090,863)
Omega Healthcare Investors	(565,496)	(18,587,854)

		(42,445,156)

TOTAL COMMON STOCK (Proceeds $161,284,582)		(180,447,265)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

EXCHANGE TRADED FUNDS — (5.8)%
	Shares	Value

iShares MSCI Australia Index	(528,700)	$(14,856,470)
iShares MSCI Hong Kong Index	(733,888)	(15,015,348)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $28,201,139)		(29,871,818)

TOTAL SECURITIES SOLD SHORT — (41.0)% (Proceeds $189,485,721)		$(210,319,083)

Percentages are based on Net Assets of $512,958,748.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be illiquid under guidelines established by the Board of Trustees. The total value of such security as of April 30, 2013 was $5,578,125 and represented 1.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total value of such security as of April 30, 2013, was $5,578,125 and represented 1.1% of net assets.

Cl — Class

MSCI — Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

The following is a list of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Real Estate Securities
Common Stock	$518,622,813	$5,578,125	$–	$524,200,938

Total	518,622,813	5,578,125	–	524,200,938

Liabilities	Level 1	Level 2	Level 3	Total
Real Estate Securities
Common Stock	$180,447,265	$–	$–	$180,447,265
Exchange Traded Funds	29,871,818	–		29,871,818

Total	210,319,083	–		210,319,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $464,942,377)	$524,200,938
Deposits with Prime Broker for Securities Sold Short	182,203,844
Cash (including restricted cash of $247,158)	3,953,418
Foreign Currency, at Value (Cost $79)	79
Receivable for Investment Securities Sold	11,227,517
Receivable for Capital Shares Sold	10,290,569
Dividends and Interest Receivable	665,354
Prepaid Expenses	29,616

Total Assets	732,571,335

Liabilities:
Securities Sold Short, at Value (Proceeds $189,485,721)	210,319,083
Payable for Investment Securities Purchased	7,592,860
Payable due to Adviser	494,752
Dividends Payable on Securities Sold Short	403,972
Payable to Prime Broker	403,135
Shareholder Servicing Fees Payable	160,260
Payable for Capital Shares Redeemed	119,558
Payable due to Administrator	43,690
Distribution Fees Payable (Investor Class Shares)	18,610
Chief Compliance Officer Fees Payable	2,716
Payable due to Trustees	2,709
Other Accrued Expenses	51,242

Total Liabilities	219,612,587

Net Assets	$512,958,748

Net Assets Consist of:
Paid-in Capital	$472,839,551
Accumulated Net Investment Loss	(2,944,487)
Accumulated Net Realized Gain on Investments and Securities Sold Short	4,638,237
Net Unrealized Appreciation on Investments and Securities Sold Short	38,425,199
Net Unrealized Appreciation on Foreign Currency Translation	248

Net Assets	$512,958,748

Net Asset Value, Offering, and Redemption Price Per Share— Institutional Class Shares (unlimited authorization—no par value) ($413,073,877 ÷ 38,482,968 shares)	$10.73

Net Asset Value, Offering, and Redemption Price Per Share— Investor Class Shares (unlimited authorization—no par value) ($99,884,871 ÷ 9,327,318 shares)	$10.71

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE SIX-MONTHS
ENDED APRIL 30, 2013
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$4,389,987
Interest Income	1,817,364
Less: Foreign Taxes Withheld	(127,042)

Total Investment Income	6,080,309

Expenses:
Investment Advisory Fees	2,450,551
Administration Fees	220,817
Distribution Fees (Investor Class Shares)	90,197
Shareholder Servicing Fees (Institutional Class Shares)	79,984
Shareholder Servicing Fees (Investor Class Shares)	54,118
Trustees’ Fees	6,500
Chief Compliance Officer Fees	3,755
Dividend Expense on Securities Sold Short (See Note 2)	3,310,520
Prime Broker Fees (See Note 2)	2,218,913
Transfer Agent Fees	61,287
Registration Fees	51,326
Professional Fees	27,588
Custodian Fees	19,283
Offering Costs	17,663
Printing Fees	14,568
Insurance and Other Expenses	6,142

Total Expenses	8,633,212

Investment Advisory Waiver Recapture (See Note 5)	10,797
Less: Fees Paid Indirectly	(277)

Net Expenses	8,643,732

Net Investment Loss	(2,563,423)

Net Realized Gain on Investments	19,743,872
Net Realized Loss on Securities Sold Short	(12,579,718)
Net Realized Loss on Foreign Currency Transactions	(88,261)
Net Change in Unrealized Appreciation on Investments	50,580,222
Net Change in Unrealized Depreciation on Securities Sold Short	(20,285,818)
Net Change in Unrealized Appreciation on Foreign Currency Transactions	2,510

Net Realized and Unrealized Gain on Investments	37,372,807

Net Increase in Net Assets Resulting from Operations	$34,809,384

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
Operations:
Net Investment Loss	$(2,563,423)	$(3,779,130)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	7,075,893	1,622,294
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short and Foreign Currency Transactions	30,296,914	(1,210,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,809,384	(3,366,939)

Dividends and Distributions from Realized Gains:
Institutional Class Shares	(597,633)	–
Investor Class Shares	(120,120)	–

Total Net Realized Gains	(717,753)	–

Capital Share Transactions(1)
Institutional Class Shares
Issued	175,897,134	145,145,468
Issued in Connection with In-Kind Transfer**	–	105,985,887
Reinvestment of Distributions	505,627	–
Redemption Fees	7,339	26,383
Redeemed	(28,128,059)	(12,335,506)

Increase in Institutional Class Shares Capital Share Transactions	148,282,041	238,822,232

Investor Class Shares
Issued	50,297,804	64,997,903
Reinvestment of Distributions	110,835	–
Redemption Fees	33,967	32,600
Redeemed	(12,007,328)	(8,335,998)

Increase in Investor Class Shares Capital Share Transactions	38,435,278	56,694,505

Net Increase From Capital Share Transactions	186,717,319	295,516,737

Total Increase in Net Assets	220,808,950	292,149,798

Net Assets:
Beginning of Period	292,149,798	–

End of Period (including accumulated net investment loss of $2,944,487 and $3,210,418)	$512,958,748	$292,149,798

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Institutional Class Shares
	Six-Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$9.91	$10.00

Income from Operations:
Net Investment Loss(1)	(0.06)	(0.21)
Net Realized and Unrealized Gain on Investments	0.90	0.12

Total from Operations	0.84	(0.09)

Redemption Fees	–	–

Dividends and Distributions from:
Net Realized Gains	(0.02)	–

Total Dividends and Distributions	(0.02)	–

Net Asset Value, End of Period	$10.73	$9.91

Total Return†	8.50%	(0.90	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$413,074	$236,818
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers, reimbursements and recaptured fees)(2)	4.34%**	4.98%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers, reimbursements and recaptured fees)	4.33%**	4.99%**
Ratio of Net Investment Loss to Average Net Assets	(1.24)%**	(2.50)%**
Portfolio Turnover Rate	104%***	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.52% and 1.64%, respectively.

Amounts designated as “–“are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Investor Class Shares
	Six-Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$9.90	$10.00

Income from Operations:
Net Investment Loss(1)	(0.08)	(0.27)
Net Realized and Unrealized Gain on Investments	0.91	0.17

Total from Operations	0.83	(0.10)

Redemption Fees	–	–

Dividends and Distributions from:
Net Realized Gains	(0.02)	–

Total Dividends and Distributions	(0.02)	–

Net Asset Value, End of Period	$10.71	$9.90

Total Return†	8.41%	(1.00	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$99,885	$55,332
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers, reimbursements and recaptured fees)(2)	.4.69%**	5.33%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers, reimbursements and recaptured fees)	4.69%**	5.33%**
Ratio of Net Investment Loss to Average Net Assets	.(1.61)%**	(3.27)%**
Portfolio Turnover Rate	104%***	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.87% and 1.99%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund commenced operations on December 30, 2011 as a result of a tax-free contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 10,598,589 Institutional Class Shares in exchange for net assets at their then current value of $105,985,887, including unrealized appreciation of $9,338,636.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, the total value of such securities was $5,578,125 and represented 1.1% of net assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-months ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. During the six-months ended April 30, 2013, there were no Level 3 securities.

During the six-months ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Fund will incur a loss if the price of the security increases

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six-months ended April 30, 2013 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$23,077,648	$9,017,217	2.15%	$44,117

The interest paid is included in Prime Broker Fees in the Statement of Operations.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2013, the offering costs were fully amortized.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2013, the Fund received $7,339 and $33,967 in redemption fees for the Institutional Class Shares and Investor Class Shares, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $250 million, 0.10% on assets between $250 million and $500 million and 0.08% of any amount above $500 million of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2013, the Institutional Class Shares and Investor Class Shares incurred $79,984 and $54,118 of shareholder servicing fees, an effective rate of 0.05% and 0.15%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2013, the Fund incurred $90,197 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2013, the Fund earned cash management credits of $277, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, dividend and prime broker fees on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until December 19, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on December 19, 2013. During the six-months ended April 30, 2013, the Adviser recaptured $10,797 of prior fee reductions and expense reimbursements. As of April 30, 2013, all fees which were previously reduced or reimbursed by the Adviser have been recaptured.

6.	Share Transactions

	Six-Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
Share Transactions:
Institutional Class Shares
Issued	17,305,603	14,525,309
Issued in Connection with In-Kind Transfer**	–	10,598,589
Reinvestment of Distributions	51,073	–
Redeemed	(2,768,937)	(1,228,669)

Increase in Institutional Class Share Transactions	14,587,739	23,895,229

Investor Class Shares
Issued	4,902,903	6,421,396
Reinvestment of Distributions	11,218	–
Redeemed	(1,173,935)	(834,264)

Increase in Investor Class Share Transactions	3,740,186	5,587,132

Net Increase in Shares Outstanding from Share Transactions	18,327,925	29,482,361

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government, short-term investments, short sales and purchases to cover, for the six-months ended April 30, 2013 were $393,710,536 and $223,323,997, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

8.	Federal Tax Information:

The Fund maintains a December 31st year end for tax purposes. The following tax disclosure is as of December 31, 2012, unless otherwise indicated.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences, primarily attributable to the tax treatment of certain investments in REITs and foreign currency realized gain (loss), have been reclassified to/from the following accounts:

Increase in Undistributed Net Investment Income	Decrease in Accumulated Net Realized Gain	Decrease in Paid-In Capital
$2,829,354	$(1,781,204)	$(1,048,150)

These reclassifications have no impact on net assets or net asset value per share.

As of December 31, 2012, the tax character of dividends and distributions paid by the Fund was as follows:

Long-Term Capital Gains	$717,753

During the fiscal period ended October 31, 2012 the Fund did not declare any dividends or distributions.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$4,366,828
Unrealized Appreciation	8,973,700
Other Temporary Differences	(1)

Total Distributable Earnings	$13,340,527

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at April 30, 2013 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$464,942,377	$60,635,002	$(1,376,441)	$59,258,561

9. Concentration/Risks:

The Fund concentrates its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses; fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example above. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At April 30, 2013, 46% of Institutional Class Shares total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2013
(Unaudited)

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,085.00	4.34%	$22.44
Investor Class	1,000.00	1,084.10	4.69%	24.24

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,003.27	4.34%	$21.56
Investor Class	1,000.00	1,001.54	4.69%	23.28

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense and prime broker fees on short sales, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013